STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 007 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Participant directed investments:
Plan's interest in the Savings Plan Master Trust, at fair value (Note 4)	$ 65,353	$ 59,484
Plan's interest in the Savings Plan Master Trust, at contract value (Note 5)	5,256	7,179
Plan's interest in the Savings Plan Master Trust	70,609	66,663
Receivables:
Employer contributions	248	238
Participant contributions	23	21
Dividends receivable	104	0
Notes receivable from participants	505	415
Total receivables	880	674
Net Assets Available for Benefits	$ 71,489	$ 67,337